Inventories - Inventory Reserve Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Beginning balance	$ 115,000	$ 100,000
Additions	88,000	126,000
Written-off and scrapped	(35,000)	(29,000)
Elimination of reserves upon sale of inventory	(38,000)	(240,000)
Ending balance	$ 100,000	243,000
Additions during period arising from adjustment to cost of revenues		$ 26,000